Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	PRIMECAP Odyssey Funds
Entity Central Index Key	0001293967
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
PRIMECAP Odyssey Stock Fund
Shareholder Report [Line Items]
Fund Name	PRIMECAP Odyssey Stock Fund
Class Name	PRIMECAP Odyssey Stock Fund
Trading Symbol	POSKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PRIMECAP Odyssey Stock Fund (the “Fund”) for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.primecap.com/funds/primecap-odyssey-stock-fund/#literature. You can also request this information by contacting us at 1-800-729-2307.
Additional Information Phone Number	1-800-729-2307
Additional Information Website	https://www.primecap.com/funds/primecap-odyssey-stock-fund/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PRIMECAP Odyssey Stock Fund	$74	0.67%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended October 31, 2025, the PRIMECAP Odyssey Stock Fund’s total return of +21.62% exceeded the S&P 500® Index’s total return of +21.45%.

• The U.S. economy experienced mild turbulence during the fiscal year. The prospect of substantial tariff increases generated uncertainty and prompted businesses to stockpile inventories, which tipped real GDP growth negative in the first calendar quarter. But growth returned thereafter, as consumer spending and AI-driven capital investment both provided a boost. The Fed, following its late 2024 rate cuts, was content to keep rates unchanged for most of the year.
     But as employment data weakened through the summer, the Fed resumed its easing campaign with rate cuts in each of
     September and October.

• The S&P 500® Index delivered yet another strong performance. April featured a sharp decline when “Liberation Day” tariff threats panicked the market, but trade Armageddon never fully materialized. The Magnificent Seven stocks, in a now familiar narrative, powered the market higher; AI-fueled NVIDIA soared 53 percent, briefly eclipsing five trillion dollars in market capitalization. Meanwhile, the Index’s already aggressive valuation expanded further, from roughly 21x forward
     P/E  to above 22x at period-end.

• The Fund modestly outpaced the S&P 500® Index’s robust gain despite underweight exposure to the Magnificent Seven.
     Relative to the S&P 500®, favorable stock selection more than offset unfavorable sector allocation.

• Stock selection was positive in the health care, information technology, financials, and industrials sectors. The consumer discretionary sector was the primary detractor.

• The Fund’s sector allocation headwind stemmed from its significant overweight position in health care (flat benchmark return) and its substantial underweight positions in the two best performing sectors, information technology (+38%) and communication services (+35%).

Performance Past Does Not Indicate Future [Text]	Total return represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
PRIMECAP Odyssey Stock Fund	21.62	17.10	12.89
S&P 500® Index	21.45	17.64	14.64

No Deduction of Taxes [Text Block]	Investment result data reflects deduction of fund operating expenses.
Updated Performance Information Location [Text Block]	Current performance may be different than quoted, and performance as of the most recent month-end can be obtained by calling 1-800-729-2307 or by visiting https://www.primecap.com/funds/primecap-odyssey-stock-fund/.
Net Assets	$ 4,516,908,172
Holdings Count | $ / shares	148
Advisory Fees Paid, Amount	$ 25,498,869
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$4,516,908,172
Number of Holdings	148
Net Advisory Fee	$25,498,869
Portfolio Turnover	9%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of October 31, 2025)

Top 10 Issuers	(%)
Eli Lilly & Co.	5.6%
AstraZeneca PLC	4.3%
Intel Corp.	3.7%
AECOM	3.6%
Microsoft Corp.	3.2%
KLA Corp.	3.1%
Siemens AG	2.8%
Flex Ltd.	2.6%
Alphabet, Inc. - Class A & C	2.0%
FedEx Corp.	2.0%

Top Sectors	(%)
Information Technology	23.5%
Health Care	22.6%
Industrials	22.5%
Financials	11.0%
Consumer Discretionary	7.6%
Communication Services	3.6%
Consumer Staples	2.3%
Energy	2.3%
Materials	2.1%
Utilities	0.0%
Real Estate	0.0%
Cash & Other	2.5%

Updated Prospectus Web Address	https://www.primecap.com/funds/primecap-odyssey-stock-fund/#literature
PRIMECAP Odyssey Growth Fund
Shareholder Report [Line Items]
Fund Name	PRIMECAP Odyssey Growth Fund
Class Name	PRIMECAP Odyssey Growth Fund
Trading Symbol	POGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PRIMECAP Odyssey Growth Fund (the “Fund”) for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.primecap.com/funds/primecap-odyssey-growth-fund/#literature. You can also request this information by contacting us at 1-800-729-2307.
Additional Information Phone Number	1-800-729-2307
Additional Information Website	https://www.primecap.com/funds/primecap-odyssey-growth-fund/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PRIMECAP Odyssey Growth Fund	$77	0.66%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended October 31, 2025, the PRIMECAP Odyssey Growth Fund’s total return of +31.83% exceeded both the S&P 500®  Index’s total return of +21.45% and the Russell 1000 Growth Index’s total return of +30.70%.

• The U.S. economy experienced mild turbulence during the fiscal year. The prospect of substantial tariff increases generated uncertainty and prompted businesses to stockpile inventories, which tipped real GDP growth negative in the first calendar quarter. But growth returned thereafter, as consumer spending and AI-driven capital investment both provided a boost. The Fed, following its late 2024 rate cuts, was content to keep rates unchanged for most of the year.
     But as employment data weakened through the summer, the Fed resumed its easing campaign with rate cuts in each of
     September and October.

• The S&P 500® Index delivered yet another strong performance. April featured a sharp decline when “Liberation Day”
     tariff threats panicked the market, but trade Armageddon never fully materialized. The Magnificent Seven stocks, in a now familiar narrative, powered the market higher; AI-fueled NVIDIA soared 53 percent, briefly eclipsing five trillion dollars in market capitalization. Meanwhile, the Index’s already aggressive valuation expanded further, from roughly
     21x forward P/E to above 22x at period-end.

• The Fund outpaced the S&P 500® Index’s robust gain despite underweight exposure to the Magnificent Seven. Relative to the S&P 500®, favorable stock selection more than offset unfavorable sector allocation.

• Stock selection was very favorable in the health care, information technology, and industrials sectors, while selection within consumer discretionary and communication services also benefited results.

• The Fund’s sector allocation headwind stemmed from its significant overweight position in health care (flat benchmark return) and its underweight positions in the two best performing sectors, information technology (+38%) and communication services (+35%).

Performance Past Does Not Indicate Future [Text]	Total return represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
PRIMECAP Odyssey Growth Fund	31.83	16.62	13.90
S&P 500® Index	21.45	17.64	14.64

No Deduction of Taxes [Text Block]	Investment result data reflects deduction of fund operating expenses.
Updated Performance Information Location [Text Block]	Current performance may be different than quoted, and performance as of the most recent month-end can be obtained by calling 1-800-729-2307 or by visiting https://www.primecap.com/funds/primecap-odyssey-growth-fund/.
Net Assets	$ 5,342,285,890
Holdings Count | $ / shares	183
Advisory Fees Paid, Amount	$ 27,918,910
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$5,342,285,890
Number of Holdings	183
Net Advisory Fee	$27,918,910
Portfolio Turnover	11%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of October 31, 2025)

Top 10 Issuers	(%)
Micron Technology, Inc.	5.0%
Eli Lilly & Co.	4.7%
Alphabet, Inc. - Class A & C	4.0%
BeOne Medicines Ltd.	3.7%
Xometry, Inc.	3.7%
Alibaba Group Holding Ltd.	2.8%
Rhythm Pharmaceuticals, Inc.	2.8%
Flex Ltd.	2.6%
Intel Corp.	2.4%
Microsoft Corp.	2.2%

Top Sectors	(%)
Health Care	26.4%
Information Technology	26.1%
Industrials	18.3%
Consumer Discretionary	9.4%
Financials	7.5%
Communication Services	7.3%
Consumer Staples	1.8%
Energy	0.7%
Materials	0.7%
Real Estate	0.1%
Cash & Other	1.7%

Updated Prospectus Web Address	https://www.primecap.com/funds/primecap-odyssey-growth-fund/#literature
PRIMECAP Odyssey Aggressive Growth Fund
Shareholder Report [Line Items]
Fund Name	PRIMECAP Odyssey Aggressive Growth Fund
Class Name	PRIMECAP Odyssey Aggressive Growth Fund
Trading Symbol	POAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PRIMECAP Odyssey Aggressive Growth Fund (the “Fund”) for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.primecap.com/funds/primecap-odyssey-aggressive-growth-fund/#literature. You can also request this information by contacting us at 1-800-729-2307.
Additional Information Phone Number	1-800-729-2307
Additional Information Website	https://www.primecap.com/funds/primecap-odyssey-aggressive-growth-fund/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PRIMECAP Odyssey Aggressive Growth Fund	$75	0.65%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended October 31, 2025, the PRIMECAP Odyssey Aggressive Growth Fund’s total return of +32.05% exceeded both the S&P 500® Index’s total return of +21.45% and the Russell Midcap Growth Index’s total return of +19.59%.

• The U.S. economy experienced mild turbulence during the fiscal year. The prospect of substantial tariff increases generated uncertainty and prompted businesses to stockpile inventories, which tipped real GDP growth negative in the first calendar quarter. But growth returned thereafter, as consumer spending and AI-driven capital investment both provided a boost. The Fed, following its late 2024 rate cuts, was content to keep rates unchanged for most of the year.
     But as employment data weakened through the summer, the Fed resumed its easing campaign with rate cuts in each of
     September and October.

• The S&P 500® Index delivered yet another strong performance. April featured a sharp decline when “Liberation Day”
     tariff threats panicked the market, but trade Armageddon never fully materialized. The Magnificent Seven stocks, in a now familiar narrative, powered the market higher; AI-fueled NVIDIA soared 53 percent, briefly eclipsing five trillion dollars  in market capitalization. Meanwhile, the Index’s already aggressive valuation expanded further, from roughly 21x forward P/E to above 22x at period-end.

• The Fund outpaced the S&P 500® Index’s robust gain despite underweight exposure to the Magnificent Seven. Relative to the S&P 500®, favorable stock selection more than offset unfavorable sector allocation.

• Stock selection was broadly favorable, with particular strength in the health care, information technology, consumer discretionary, and industrials sectors. The energy and financials sectors were the only detractors.

• The Fund’s sector allocation headwind stemmed from its significant overweight position in health care (flat benchmark return) and its underweight positions in the two best performing sectors, information technology (+38%) and communication services (+35%).

Performance Past Does Not Indicate Future [Text]	Total return represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
PRIMECAP Odyssey Aggressive Growth Fund	32.05	12.25	12.98
S&P 500® Index	21.45	17.64	14.64

No Deduction of Taxes [Text Block]	Investment result data reflects deduction of fund operating expenses.
Updated Performance Information Location [Text Block]	Current performance may be different than quoted, and performance as of the most recent month-end can be obtained by calling 1-800-729-2307 or by visiting https://www.primecap.com/funds/primecap-odyssey-aggressive-growth-fund/.
Net Assets	$ 6,825,544,550
Holdings Count | $ / shares	187
Advisory Fees Paid, Amount	$ 35,341,033
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$6,825,544,550
Number of Holdings	187
Net Advisory Fee	$35,341,033
Portfolio Turnover	11%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of October 31, 2025)

Top 10 Issuers	(%)
Micron Technology, Inc.	5.8%
Rhythm Pharmaceuticals, Inc.	4.3%
BeOne Medicines Ltd.	3.2%
Eli Lilly & Co.	3.2%
Alphabet, Inc. - Class A & C	3.0%
NVIDIA Corp.	2.7%
Flex Ltd.	2.7%
Alibaba Group Holding Ltd.	2.6%
Tesla, Inc.	2.5%
AECOM	2.3%

Top Sectors	(%)
Information Technology	31.2%
Health Care	26.1%
Industrials	13.3%
Consumer Discretionary	13.0%
Communication Services	7.1%
Financials	4.5%
Materials	1.7%
Consumer Staples	1.0%
Energy	0.3%
Real Estate	0.1%
Cash & Other	1.7%

Updated Prospectus Web Address	https://www.primecap.com/funds/primecap-odyssey-aggressive-growth-fund/#literature